BROOKFIELD REAL ASSETS INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2021

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.2%	Principal Amount (000s)	Value
U.S. Government Agency Collateralized Mortgage Obligations - 0.0%
Federal National Mortgage Association
Series 1997-79, Class PL, 6.85%, 12/18/27	$48	$52,512
U.S. Government Agency Pass-Through Certificates - 0.2%
Federal Home Loan Mortgage Corporation
Pool C69047, 7.00%, 6/1/32	144	152,641
Pool C56878, 8.00%, 8/1/31	37	37,700
Pool C58516, 8.00%, 9/1/31	30	30,083
Pool C59641, 8.00%, 10/1/31	32	32,153
Pool C55166, 8.50%, 7/1/31	76	79,359
Pool C55167, 8.50%, 7/1/31	42	42,567
Pool C55169, 8.50%, 7/1/31	46	46,985
Federal National Mortgage Association
Pool 645912, 7.00%, 6/1/32	140	151,404
Pool 645913, 7.00%, 6/1/32	180	198,746
Pool 650131, 7.00%, 7/1/32	172	188,039
Pool 827853, 7.50%, 10/1/29	14	14,166
Pool 545990, 7.50%, 4/1/31	150	161,631
Pool 255053, 7.50%, 12/1/33	44	47,017
Pool 735576, 7.50%, 11/1/34	162	188,232
Pool 896391, 7.50%, 6/1/36	77	80,500
Pool 735800, 8.00%, 1/1/35	148	168,712
Pool 636449, 8.50%, 4/1/32	179	196,334
Pool 458132, 8.79%, 3/15/31	19	19,239
Pool 545436, 9.00%, 10/1/31	126	146,140
Total U.S. Government Agency Pass-Through Certificates		1,981,648
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS		2,034,160
(Cost $1,903,414)
SECURITIZED CREDIT - 42.2%
Commercial Mortgage-Backed Securities - 11.8%
ACAM Ltd.
Series 2019-FL1, Class D, 2.91% (Secured Overnight Financial Rate + 2.86%), 11/17/34 (e) (u) (v)	1,902	1,796,681
Series 2019-FL1, Class E, 3.16% (Secured Overnight Financial Rate + 3.11%), 11/17/34 (e) (u) (v)	2,098	1,943,242
BAMLL Commercial Mortgage Securities Trust 2021-JACX
Series 2021-JACX, Class F, 5.10% (1 Month LIBOR USD + 5.00%), 9/15/38 (e) (v)	5,000	4,999,977
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, Class G, 4.88% (1 Month LIBOR USD + 4.80%), 6/15/36 (e) (v)	4,000	3,999,984
Beast Mortgage Trust
Series 2021-1818, Class E, 3.70% (1 Month LIBOR USD + 3.45%), 3/15/36 (e) (v)	2,500	2,518,177
Series 2021-1818, Class F, 4.70% (1 Month LIBOR USD + 4.45%), 3/15/36 (e) (v)	1,250	1,259,397
BSPRT Issuer Ltd.
Series 2019-FL5, Class E, 2.93% (1 Month LIBOR USD + 2.85%), 5/15/29 (e) (v)	1,500	1,475,907
BX Trust
Series 2018-GW, Class G, 3.00% (1 Month LIBOR USD + 2.92%), 5/15/35 (e) (s) (v)	2,000	1,991,330
Series 2021-SDMF, Class J, 4.13% (1 Month LIBOR USD + 4.03%), 9/15/23 (e) (v)	5,000	4,987,081
CGDB Commercial Mortgage Trust
Series 2019-MOB, Class G, 3.08% (1 Month LIBOR USD + 2.99%), 11/15/36 (e) (v)	3,500	3,394,910
CHT Mortgage Trust
Series 2017-CSMO, Class F, 3.83% (1 Month LIBOR USD + 3.74%), 11/15/36 (e) (s) (v)	2,800	2,799,993
Citigroup Commercial Mortgage Trust
Series 2021-KEYS, Class G, 4.75% (1 Month LIBOR USD + 4.65%), 10/15/36 (e) (v)	3,500	3,500,000
Class B Notes
Moreland Avenue, 9.23%, 11/1/22 (Acquired 11/16/15, Cost $211,209) (f) (p)	211	212,443
Marshalls, 9.50%, 11/1/22 (Acquired 10/28/15, Cost $353,017) (f) (p)	353	355,263
North River, 9.50%, 11/1/22 (Acquired 10/28/15, Cost $171,506) (f) (p)	172	171,141
Town and Country, 9.50%, 11/1/22 (Acquired 10/28/15, Cost $468,131) (f) (p)	468	471,984
St. Louis Holiday Inn, 10.08% 12/31/21 (Acquired 6/25/15, Cost $1,773,731) (f) (p)	1,774	1,740,595
CLNC Ltd.
Series 2019-FL1, Class E, 3.36% (Secured Overnight Financial Rate + 3.31%), 8/20/35 (e) (v)	3,000	2,868,337
CSAIL Commercial Mortgage Trust
Series 2018-C14, Class E, 5.05% , 11/15/51 (e)	3,000	2,901,325
Extended Stay America Trust
Series 2021-ESH, Class F, 3.78% (1 Month LIBOR USD + 3.70%), 7/15/38 (e) (v)	2,984	3,019,086
FS Rialto
Series 2019-FL1, Class C, 2.58% (1 Month LIBOR USD + 2.50%), 12/16/36 (e) (s) (v)	2,000	1,980,001
GS Mortgage Securities Corporation Trust
Series 2021-RENT, Class F, 3.73% (1 Month LIBOR USD + 3.65%), 11/21/35 (e) (v)	939	941,745
Series 2021-RENT, Class G, 5.78% (1 Month LIBOR USD + 5.70%), 11/21/35 (e) (v)	2,061	2,063,935
GS Mortgage Securities Trust
Series 2020-GC47, Class F, 2.57% , 5/12/53 (e)	3,500	2,665,999
Hilton USA Trust
Series 2016-HHV, Class E, 4.33% , 11/5/38 (e)	16,000	16,624,690
Series 2016-SFP, Class E, 5.52% , 11/5/35 (e)	886	892,088
Series 2016-SFP, Class F, 6.16% , 11/5/35 (e)	1,064	1,073,254
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2021-1440, Class E, 3.93% (1 Month LIBOR USD + 3.85%), 3/15/36 (e) (v)	805	805,896
Series 2021-1440, Class F, 4.93% (1 Month LIBOR USD + 4.85%), 3/15/36 (e) (v)	2,586	2,603,405
Series 2008-C2, Class AM, 7.01% , 2/12/51	6,503	3,897,384
KIND Trust
Series 2021-KIND, Class F, 4.03% (1 Month LIBOR USD + 3.95%), 8/15/38 (e) (v)	3,000	2,995,964
Last Mile Securities PE DAC
Series 2021-1A, Class E, 3.50% (3 Month EURIBOR + 3.50%), 8/17/31 (e) (u) (v)	1,962	2,276,365
Series 2021-1A, Class F, 5.00% (3 Month EURIBOR + 5.00%), 8/17/31 (e) (u) (v)	2,038	2,364,353
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class XE, 1.25% , 3/15/49 (e)	14,999	784,485
Series 2007-T25, Class AJ, 5.57% , 11/12/49	4,360	3,269,727
Ribbon Finance PLC
Series 2018-1, Class F, 3.22% (3 Month LIBOR GBP + 3.15%), 4/20/28 (u) (v)	1,421	1,850,717
SFO Commercial Mortgage Trust
Series 2021-555, Class F, 3.73% (1 Month LIBOR USD + 3.65%), 5/15/38 (e) (v)	1,000	1,006,079
SLIDE
Series 2018-FUN, Class E, 2.63% (1 Month LIBOR USD + 2.55%), 6/15/31 (e) (s) (v)	2,789	2,722,501
Taurus IT SRL
Series 2018-IT1, Class D, 3.35% (3 Month EURIBOR + 3.35%), 5/18/30 (u) (v)	887	990,464
Taurus UK DAC
Series 2021-UK1A, Class E, 3.70% (Sterling Overnight Index Average + 3.65%), 5/17/31 (e) (u) (v)	2,100	2,829,484
TPG Real Estate Finance Issuer Ltd.
Series 2021-FL4, Class E, 4.43% (1 Month LIBOR USD + 4.35%), 3/15/38 (e) (s) (v)	4,000	4,018,680
TTAN
Series 2021-MHC, Class G, 4.28% (1 Month LIBOR USD + 4.20%), 3/15/38 (e) (v)	5,000	5,025,058
VMC Finance LLC
Series 2021-FL4, Class D, 3.59% (1 Month LIBOR USD + 3.50%), 6/16/36 (e) (s) (v)	893	898,299
Series 2021-FL4, Class E, 4.04% (1 Month LIBOR USD + 3.95%), 6/16/36 (e) (v)	3,107	3,108,613
Total Commercial Mortgage-Backed Securities		114,096,039
Commercial Real Estate - 1.6%
111 Wall Street
Senior Mezzanine Loan, 9.33% (1 Month LIBOR USD + 9.25%, 0.50% Floor), 6/8/23 (Acquired 6/9/21-9/13/21, Cost $3,746,177) (f) (m) (v)	3,789	3,789,164
125 West End Office Mezz LLC
Mezzanine Loan, 11.00% (1 Month LIBOR USD + 10.50%, 0.50% Floor), 3/12/26 (Acquired 3/11/21, Cost $1,779,069) (f) (m) (v)	1,779	1,779,069
575 Lexington
Junior Mezzanine Loan, 10.50% (1 Month LIBOR USD + 10.00%, 0.50% Floor), 6/18/23 (Acquired 3/17/21-9/8/21, Cost $4,798,326) (f) (m) (v)	4,818	4,818,326
Hyatt Lost Pines
Mezzanine Loan, 6.78% (1 Month LIBOR USD + 6.70%), 9/9/24 (Acquired 9/22/21-9/23/21, Cost $1,729,128) (f) (m) (v)	5,000	5,000,000
Total Commercial Real Estate		15,386,559
Interest-Only Securities - 0.4%
Government National Mortgage Association
Series 2010-132, Class IO, 0.41% , 11/16/52	204	4,036
JP Morgan Mortgage Trust
Series 2015-4, Class 2X1, 0.27% , 6/25/45 (e)	48,427	349,253
Series 2014-5, Class AX4, 0.39% , 10/25/29 (e)	4,090	21,018
Series 2021-INV1, Class AX1, 0.26% , 10/25/51 (e)	55,027	568,922
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class AX1, 0.14% , 6/25/51 (e)	57,583	339,683
Vendee Mortgage Trust
Series 1997-2, Class IO, 0.00% , 6/15/27	3,202	3
Voyager CNTYW Delaware Trust
Series 2009-1, Class 3QB1, 35.86% , 3/16/30 (e) (v)	2,111	2,008,897
Total Interest-Only Securities		3,291,812
Other - 2.2%
GMACM Home Equity Loan Trust
Series 2005-HE3, Class A2, 0.59% (1 Month LIBOR USD + 0.50%), 2/25/36 (s) (v)	853	841,307
Series 2005-HE3, Class A1VN, 0.59% (1 Month LIBOR USD + 0.50%), 2/25/36 (s) (v)	764	745,155
Series 2007-HE2, Class A2, 6.05% , 12/25/37	566	586,306
Series 2007-HE2, Class A3, 6.19% , 12/25/37	1,090	1,131,864
Irwin Home Equity Loan Trust
Series 2006-1, Class 2A3, 6.27% , 9/25/35 (e) (s)	799	815,222
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class M1, 6.63% , 4/15/40	5,796	6,192,663
Mid-State Capital Corporation Trust
Series 2004-1, Class M1, 6.50% , 8/15/37	1,263	1,298,716
Series 2004-1, Class M2, 8.11% , 8/15/37	1,041	1,122,824
Series 2004-1, Class B, 8.90% , 8/15/37	315	341,595
Mid-State Trust X
Series -10, Class B, 7.54% , 2/15/36	2,290	2,475,741
Oakwood Mortgage Investors, Inc.
Series 2001-E, Class A4, 6.81% , 12/15/31	3,641	3,892,171
Series 2001-D, Class A4, 6.93% , 9/15/31	579	439,503
Tricon American Homes
Series 2020-SFR1, Class F, 4.88% , 7/17/38 (e)	1,539	1,620,697
Total Other		21,503,764
Residential Mortgage-Backed Securities - 26.3%
Alternative Loan Trust
Series 2007-OA3, Class 1A1, 0.23% (1 Month LIBOR USD + 0.14%), 4/25/47 (s) (v)	8,332	7,644,712
Series 2007-2CB, Class 2A11, 0.49% (1 Month LIBOR USD + 0.40%), 3/25/37 (v)	2,761	1,276,302
Series 2007-HY6, Class A1, 0.51% (1 Month LIBOR USD + 0.42%), 8/25/47 (s) (v)	2,503	2,391,436
Series 2005-10CB, Class 1A1, 0.59% (1 Month LIBOR USD + 0.50%), 5/25/35 (v)	1,699	1,448,031
Series 2007-16CB, Class 4A5, 0.59% (1 Month LIBOR USD + 0.50%), 8/25/37 (v)	4,832	3,662,071
Series 2005-59, Class 1A1, 0.74% (1 Month LIBOR USD + 0.66%), 11/20/35 (s) (v)	7,729	7,451,812
Series 2006-19CB, Class A9, 0.79% (1 Month LIBOR USD + 0.70%), 8/25/36 (v)	2,157	1,143,247
Series 2005-84, Class 2A1, 2.71% , 2/25/36	14,036	13,523,597
Series 2007-12T1, Class A22, 5.75% , 6/25/37	1,955	1,296,341
Series 2007-15CB, Class A2, 5.75% , 7/25/37	1,024	821,851
Series 2007-15CB, Class A5, 5.75% , 7/25/37	943	756,499
Series 2006-29T1, Class 2A5, 6.00% , 10/25/36	1,389	1,103,734
Series 2006-41CB, Class 2A17, 6.00% , 1/25/37	1,291	972,010
Series 2006-41CB, Class 2A12, 6.00% , 1/25/37	10,836	8,155,482
Series 2006-41CB, Class 1A7, 6.00% , 1/25/37	1,203	945,926
Series 2006-41CB, Class 2A14, 6.00% , 1/25/37	1,321	993,952
Series 2006-45T1, Class 2A5, 6.00% , 2/25/37	2,205	1,675,610
Series 2006-29T1, Class 2A6, 6.50% , 10/25/36	2,180	1,806,613
Series 2006-23CB, Class 2A7, 28.06% (1 Month LIBOR USD + 28.40%), 8/25/36 (i) (v)	1,246	1,543,319
Series 2006-29T1, Class 3A3, 77.53% (1 Month LIBOR USD + 78.40%), 10/25/36 (i) (v)	659	1,875,889
Bellemeade Re Ltd.
Series 2019-4A, Class M1B, 2.09% (1 Month LIBOR USD + 2.00%), 10/25/29 (e) (v)	1,619	1,619,513
Series 2018-3A, Class M2, 2.84% (1 Month LIBOR USD + 2.75%), 10/25/28 (e) (v)	1,202	1,204,995
Series 2019-4A, Class M2, 2.94% (1 Month LIBOR USD + 2.85%), 10/25/29 (e) (v)	3,798	3,820,657
Series 2021-2A, Class M2, 2.95% (Secured Overnight Financial Rate + 2.90%), 6/25/31 (e) (v)	2,353	2,353,001
Series 2018-1A, Class M2, 2.99% (1 Month LIBOR USD + 2.90%), 4/25/28 (e) (v)	5,948	5,996,737
Series 2019-2A, Class M2, 3.19% (1 Month LIBOR USD + 3.10%), 4/25/29 (e) (v)	1,474	1,490,656
Series 2021-3A, Class M2, 3.20% (Secured Overnight Financial Rate + 3.15%), 9/25/31 (e) (v)	1,389	1,389,000
Series 2020-3A, Class M1C, 3.79% (1 Month LIBOR USD + 3.70%), 10/25/30 (e) (v)	1,965	2,062,893
Chase Mortgage Finance Trust
Series 2005-A2, Class 3A2, 2.83% , 1/25/36	1,000	923,900
Series 2007-A1, Class 11M1, 3.07% , 3/25/37	2,503	2,550,931
CHL Mortgage Pass-Through Trust
Series 2006-20, Class 1A18, 0.74% (1 Month LIBOR USD + 0.65%), 2/25/37 (v)	4,141	1,870,716
Series 2007-5, Class A29, 5.50% , 5/25/37	193	139,815
Series 2004-21, Class A10, 6.00% , 11/25/34	50	52,804
Series 2007-18, Class 1A1, 6.00% , 11/25/37	262	195,570
Citicorp Mortgage Securities Trust
Series 2006-5, Class 1A11, 0.99% (1 Month LIBOR USD + 0.90%), 10/25/36 (v)	430	374,014
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A, 3.03% , 4/25/37	667	646,399
Series 2009-8, Class 2A2, 6.10% , 4/25/37 (e)	5,426	4,526,674
Countrywide Asset-Backed Certificates
Series 2006-13, Class 1AF4, 4.10% , 1/25/37	2,313	2,340,971
Eagle RE Ltd.
Series 2018-1, Class M2, 3.09% (1 Month LIBOR USD + 3.00%), 11/25/28 (e) (s) (v)	4,346	4,378,896
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6, 0.74% (1 Month LIBOR USD + 0.65%), 11/25/35 (v)	1,391	615,002
GSAMP Trust
Series 2006-NC2, Class A2C, 0.39% (1 Month LIBOR USD + 0.30%), 6/25/36 (s) (v)	543	383,233
GSR Mortgage Loan Trust
Series 2007-1F, Class 4A1, 0.39% (1 Month LIBOR USD + 0.30%), 1/25/37 (v)	6,455	1,624,091
Series 2006-AR1, Class 2A4, 2.97% , 1/25/36	3,279	3,358,928
Home Equity Asset Trust
Series 2006-7, Class 2A3, 0.39% (1 Month LIBOR USD + 0.30%), 1/25/37 (s) (v)	5,391	5,052,014
Home Re Ltd.
Series 2021-2, Class M1C, 2.85% (Secured Overnight Financial Rate + 2.80%), 1/25/34 (e) (v)	4,472	4,477,336
Series 2018-1, Class M2, 3.09% (1 Month LIBOR USD + 3.00%), 10/25/28 (e) (v)	1,579	1,590,860
Series 2021-2, Class M2, 3.30% (Secured Overnight Financial Rate + 3.25%), 1/25/34 (e) (v)	5,331	5,374,162
Series 2019-1, Class M2, 3.34% (1 Month LIBOR USD + 3.25%), 5/25/29 (e) (v)	2,049	2,076,476
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1, 3.00% , 7/25/37	2,043	1,959,805
Series 2007-AR1, Class 1A1, 3.01% , 3/25/37	921	871,373
JP Morgan Mortgage Trust
Series 2003-A1, Class B4, 1.93% , 10/25/33	104	101,609
Series 2003-A2, Class B4, 2.12% , 11/25/33	73	1
Series 2007-A2, Class 3A2, 2.91% , 4/25/37	5,270	4,691,632
Series 2021-INV1, Class B5, 3.01% , 10/25/51 (e)	254	154,797
Series 2021-INV1, Class B6, 3.01% , 10/25/51 (e)	573	216,812
MASTR Asset Backed Securities Trust
Series 2006-NC3, Class A3, 0.19% (1 Month LIBOR USD + 0.10%), 10/25/36 (s) (v)	3,108	2,039,599
Series 2006-NC3, Class A4, 0.25% (1 Month LIBOR USD + 0.16%), 10/25/36 (s) (v)	5,243	3,486,020
Series 2006-NC2, Class A4, 0.39% (1 Month LIBOR USD + 0.30%), 8/25/36 (s) (v)	8,556	4,413,324
Series 2006-NC2, Class A5, 0.57% (1 Month LIBOR USD + 0.48%), 8/25/36 (s) (v)	423	222,784
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class B4, 2.99% , 6/25/51 (e)	510	432,725
Series 2021-INV1, Class B5, 2.99% , 6/25/51 (e)	128	76,014
Series 2021-INV1, Class B6, 2.99% , 6/25/51 (e)	353	132,701
MFA Trust
Series 2021-INV1, Class B1, 3.29% , 1/25/56 (e)	700	715,173
NewRez Warehouse Securitization Trust
Series 2021-1, Class E, 3.34% (1 Month LIBOR USD + 3.25%), 5/25/55 (e) (v)	1,000	1,001,169
Nomura Resecuritization Trust
Series 2014-1R, Class 2A11, 0.32% (1 Month LIBOR USD + 0.13%), 2/26/37 (e) (v)	27,532	26,144,332
Series 2015-1R, Class 4A7, 2.71% , 12/26/37 (e)	2,062	1,745,687
Series 2015-1R, Class 3A7, 2.77% , 3/26/37 (e)	5,122	3,974,391
Series 2015-11R, Class 4A5, 2.89% , 6/26/37 (e)	2,885	2,411,035
Oaktown Re Ltd.
Series 2019-1A, Class M2, 2.64% (1 Month LIBOR USD + 2.55%), 7/25/29 (e) (v)	2,084	2,096,381
Series 2018-1A, Class M2, 2.94% (1 Month LIBOR USD + 2.85%), 7/25/28 (e) (v)	5,156	5,201,432
Series 2020-1A, Class M2, 7.09% (1 Month LIBOR USD + 7.00%), 7/25/30 (e) (v)	2,383	2,404,994
Option One Mortgage Loan Trust
Series 2007-FXD1, Class 3A6, 5.66% , 1/25/37 (s)	291	290,669
PRPM LLC
Series 2021-3, Class A1, 1.87% , 4/25/26 (e) (s)	613	615,882
Series 2021-7, Class A1, 1.87% , 8/25/26 (e) (s)	2,917	2,916,949
Series 2021-1, Class A1, 2.12% , 1/25/26 (e)	1,568	1,570,972
Series 2021-2, Class A1, 2.12% , 3/25/26 (e)	1,934	1,943,869
Series 2020-6, Class A1, 2.36% , 11/25/25 (e) (s)	842	846,726
Series 2020-5, Class A1, 3.10% , 11/25/25 (e) (s)	1,826	1,837,016
Series 2021-1, Class A2, 3.72% , 1/25/26 (e)	2,000	2,011,820
Series 2021-5, Class A2, 3.72% , 6/25/26 (e) (s)	2,500	2,501,882
Series 2021-2, Class A2, 3.77% , 3/25/26 (e)	1,935	1,954,795
Radnor RE Ltd.
Series 2020-1, Class M1B, 1.54% (1 Month LIBOR USD + 1.45%), 1/25/30 (e) (v)	1,781	1,784,453
Series 2021-1, Class M2, 3.20% (Secured Overnight Financial Rate + 3.15%), 12/27/33 (e) (v)	1,443	1,442,999
Series 2019-1, Class M2, 3.29% (1 Month LIBOR USD + 3.20%), 2/25/29 (e) (v)	2,769	2,797,080
Series 2018-1, Class B1, 3.89% (1 Month LIBOR USD + 3.80%), 3/25/28 (e) (v)	2,285	2,319,090
Series 2020-2, Class M2, 5.69% (1 Month LIBOR USD + 5.60%), 10/25/30 (e) (v)	2,502	2,554,980
RALI Trust
Series 2007-QO3, Class A1, 0.41% (1 Month LIBOR USD + 0.32%), 3/25/47 (s) (v)	1,512	1,476,948
Series 2006-QO7, Class 2A1, 0.94% (12 Month US Treasury Average + 0.85%), 9/25/46 (v)	6,388	6,107,465
Series 2006-QS3, Class 1A10, 6.00% , 3/25/36	2,161	2,134,431
Series 2006-QS14, Class A30, 80.13% (1 Month LIBOR USD + 81.25%), 11/25/36 (i) (v)	66	182,627
RFMSI Trust
Series 2007-S3, Class 1A5, 5.50% , 3/25/37	1,541	1,334,432
Seasoned Credit Risk Transfer Trust
Series 2021-1, Class M, 4.25% , 9/25/60 (e)	2,000	2,089,154
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC1, Class A2B, 0.24% (1 Month LIBOR USD + 0.15%), 12/25/36 (s) (v)	3,903	2,780,415
Series 2006-NC3, Class A2B, 0.39% (1 Month LIBOR USD + 0.30%), 9/25/36 (s) (v)	5,979	2,849,652
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-HY5, Class 1A1, 2.63% , 5/25/37	2,115	2,090,082
Series 2007-HY3, Class 4A1, 2.82% , 3/25/37	7,473	7,307,714
Series 2007-HY5, Class 3A1, 2.92% , 5/25/37	857	859,095
Series 2007-HY1, Class 4A1, 3.06% , 2/25/37	6,148	6,157,457
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A5, 2.72% , 3/25/36	1,413	1,312,425
Series 2006-AR12, Class 2A1, 2.84% , 9/25/36	1,145	1,100,847
Total Residential Mortgage-Backed Securities		252,644,394
Total SECURITIZED CREDIT		406,922,568
(Cost $421,359,190)
CORPORATE CREDIT - 50.5%
Basic Industrial - 1.7%
Cascades, Inc., 5.38%, 1/15/28 (e) (r) (u)	2,290	2,407,408
Hexion, Inc., 7.88%, 7/15/27 (e) (r)	2,475	2,642,063
Mercer International, Inc., 5.13%, 2/1/29 (r) (u)	1,340	1,368,475
Methanex Corp., 5.25%, 12/15/29 (u)	1,490	1,612,925
NOVA Chemicals Corp., 4.25%, 5/15/29 (e) (u)	2,665	2,665,000
Resolute Forest Products, Inc., 4.88%, 3/1/26 (e)	1,440	1,465,200
Tronox, Inc., 4.63%, 3/15/29 (e) (r)	4,245	4,223,775
Total Basic Industrial		16,384,846
Construction & Building Materials - 2.9%
Ashton Woods USA LLC, 6.63%, 1/15/28 (e)	3,470	3,686,875
Beazer Homes USA, Inc., 5.88%, 10/15/27	2,330	2,440,675
Builders FirstSource, Inc., 5.00%, 3/1/30 (e)	1,600	1,712,000
M/I Homes, Inc., 4.95%, 2/1/28 (c) (r)	4,620	4,833,675
Meritage Homes Corp., 5.13%, 6/6/27 (c)	3,300	3,675,375
Shea Homes LP, 4.75%, 4/1/29 (e)	3,560	3,657,900
Standard Industries, Inc., 3.38%, 1/15/31 (e) (r)	2,510	2,388,767
Taylor Morrison Communities, Inc., 5.88%, 6/15/27 (c) (e) (r)	4,625	5,272,500
Total Construction & Building Materials		27,667,767
Diversified - 1.9%
Five Point Operating Company LP, 7.88%, 11/15/25 (c) (e)	4,750	4,963,750
Forestar Group, Inc., 5.00%, 3/1/28 (c) (e) (r)	5,965	6,158,862
The Howard Hughes Corp., 4.38%, 2/1/31 (e)	2,500	2,514,775
The Howard Hughes Corp., 5.38%, 8/1/28 (c) (e)	4,725	4,978,969
Total Diversified		18,616,356
Energy - 6.5%
Apache Corp., 4.25%, 1/15/30 (r)	4,860	5,236,747
Baytex Energy Corp., 8.75%, 4/1/27 (e) (r) (u)	825	851,813
BP Capital Markets PLC, 4.88% (Fixed until 6/22/30, then 5 Year U.S. Treasury Yield Curve + 4.40%), Perpetual (r) (u) (v)	815	895,897
California Resources Corp., 7.13%, 2/1/26 (e) (r)	3,447	3,637,636
Chesapeake Energy Corp., 5.50%, 2/1/26 (e)	1,585	1,656,325
Comstock Resources, Inc., 6.75%, 3/1/29 (c) (e)	4,513	4,874,040
Continental Resources, Inc., 5.75%, 1/15/31 (e) (r)	3,059	3,692,511
Endeavor Energy Resources LP, 6.63%, 7/15/25 (c) (e)	3,285	3,461,569
EQT Corp., 7.50%, 2/1/30	2,331	3,000,463
MEG Energy Corp., 6.50%, 1/15/25 (e) (u)	1,158	1,191,547
MEG Energy Corp., 7.13%, 2/1/27 (e) (u)	1,470	1,543,221
Moss Creek Resources Holdings, Inc., 10.50%, 5/15/27 (e)	1,640	1,631,603
Occidental Petroleum Corp., 3.50%, 8/15/29 (r)	11,300	11,493,456
Occidental Petroleum Corp., 8.88%, 7/15/30	7,222	9,810,582
Southwestern Energy Co., 5.38%, 2/1/29 (e) (r)	4,205	4,498,551
Transocean Proteus Ltd., 6.25%, 12/1/24 (c) (e)	4,847	4,846,600
Total Energy		62,322,561
Health Facilities - 2.1%
CHS/Community Health Systems, Inc., 4.75%, 2/15/31 (e) (r)	6,275	6,315,788
HCA, Inc., 3.50%, 9/1/30 (c) (r)	4,605	4,878,491
Tenet Healthcare Corp., 4.63%, 6/15/28 (e) (r)	2,000	2,072,320
Tenet Healthcare Corp., 4.88%, 1/1/26 (c) (e) (r)	6,975	7,218,567
Total Health Facilities		20,485,166
Infrastructure Services - 0.5%
GFL Environmental, Inc., 3.50%, 9/1/28 (e) (r) (u)	2,910	2,928,187
Terex Corp., 5.00%, 5/15/29 (e)	1,430	1,481,838
Total Infrastructure Services		4,410,025
Leisure - 5.1%
Boyd Gaming Corp., 4.75%, 12/1/27	4,662	4,817,711
Caesars Entertainment, Inc., 4.63%, 10/15/29 (e)	2,600	2,635,750
Caesars Resort Collection LLC, 5.25%, 10/15/25 (e)	764	774,390
Cedar Fair LP, 5.25%, 7/15/29 (r)	4,415	4,529,746
Churchill Downs, Inc., 4.75%, 1/15/28 (e) (r)	1,640	1,715,850
International Game Technology PLC, 5.25%, 1/15/29 (e) (r)	3,500	3,740,695
MGM Growth Properties Operating Partnership LP, 4.50%, 1/15/28 (c)	4,800	5,244,000
Park Intermediate Holdings LLC, 5.88%, 10/1/28 (e) (r)	4,585	4,837,679
RHP Hotel Properties LP, 4.50%, 2/15/29 (e)	2,590	2,595,232
Scientific Games International, Inc., 8.25%, 3/15/26 (e)	3,200	3,396,000
Six Flags Entertainment Corp., 5.50%, 4/15/27 (e)	2,845	2,937,462
Station Casinos LLC, 4.50%, 2/15/28 (c) (e) (r)	4,790	4,865,922
VICI Properties LP, 4.63%, 12/1/29 (e)	6,950	7,471,250
Total Leisure		49,561,687
Media - 4.5%
Cable One, Inc., 4.00%, 11/15/30 (c) (e)	6,275	6,251,468
CCO Holdings LLC, 4.75%, 3/1/30 (c) (e) (r)	16,350	17,082,807
CSC Holdings LLC, 5.50%, 4/15/27 (e) (r)	9,900	10,285,803
DISH DBS Corp., 5.13%, 6/1/29	2,615	2,562,151
Videotron Ltd., 3.63%, 6/15/29 (e) (u)	2,425	2,458,344
Virgin Media Secured Finance PLC, 4.50%, 8/15/30 (c) (e) (r) (u)	4,675	4,750,969
Total Media		43,391,542
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (e)	2,000	2,132,500
First Quantum Minerals Ltd., 7.50%, 4/1/25 (e) (r) (u)	1,200	1,230,996
Freeport-McMoRan, Inc., 4.38%, 8/1/28 (r)	4,500	4,703,940
Hudbay Minerals, Inc., 4.50%, 4/1/26 (e) (u)	2,410	2,385,900
Total Metals & Mining		10,453,336
Oil Gas Transportation & Distribution - 10.0%
Antero Midstream Partners LP, 5.38%, 6/15/29 (c) (e)	4,400	4,545,244
Blue Racer Midstream LLC, 6.63%, 7/15/26 (e)	1,220	1,274,900
Buckeye Partners LP, 4.13%, 12/1/27 (c)	2,750	2,805,000
Buckeye Partners LP, 6.38% (3 Month LIBOR USD + 4.02%), 1/22/78 (v)	1,260	1,156,050
Cheniere Energy, Inc., 4.63%, 10/15/28 (r)	2,446	2,575,883
Crestwood Midstream Partners LP, 6.00%, 2/1/29 (e) (r)	2,500	2,615,970
DCP Midstream LP, 7.38% (Fixed until 12/15/22, then 3 Month LIBOR USD + 5.15%), perpetual (v)	875	850,937
DT Midstream, Inc., 4.13%, 6/15/29 (e)	4,420	4,482,145
Energy Transfer LP, 3.14% (3 Month LIBOR USD + 3.02%), 11/1/66 (c) (v)	6,500	5,361,200
Energy Transfer LP, 6.75% (Fixed until 5/15/25, then 5 Year U.S. Treasury Yield Curve + 5.13%), Perpetual (c) (r) (v)	2,519	2,572,528
Energy Transfer LP, 7.13% (Fixed until 5/15/30, then 5 Year U.S. Treasury Yield Curve + 5.31%), Perpetual (v)	1,047	1,090,189
EnLink Midstream LLC, 5.38%, 6/1/29 (r)	4,555	4,807,347
EnLink Midstream Partners LP, 6.00% (Fixed until 12/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (v)	2,825	2,164,939
EQM Midstream Partners LP, 4.50%, 1/15/29 (e) (r)	7,425	7,703,437
Ferrellgas LP, 5.38%, 4/1/26 (e)	1,875	1,832,616
Genesis Energy LP, 6.50%, 10/1/25 (c)	3,665	3,655,837
Genesis Energy LP, 8.00%, 1/15/27 (r)	674	684,245
Global Partners LP, 7.00%, 8/1/27 (c)	2,750	2,866,875
Holly Energy Partners LP, 5.00%, 2/1/28 (c) (e) (r)	7,052	7,150,728
MPLX LP, 6.88% (Fixed until 2/15/23, then 3 Month LIBOR USD + 4.65%), Perpetual (c) (v)	6,000	6,090,000
NuStar Logistics LP, 5.75%, 10/1/25	2,052	2,216,714
Parkland Corp., 4.50%, 10/1/29 (e) (u)	3,247	3,291,159
Plains All American Pipeline LP, 6.13% (Fixed until 11/15/22, then 3 Month LIBOR USD + 4.11%), Perpetual (c) (r) (v)	2,080	1,882,400
Suburban Propane Partners LP, 5.00%, 6/1/31 (e)	3,389	3,516,088
Sunoco LP, 4.50%, 5/15/29	1,981	2,009,267
Tallgrass Energy Partners LP, 6.00%, 12/31/30 (c) (e) (r)	6,169	6,329,826
TransCanada PipeLines Ltd., 2.33% (3 Month LIBOR USD + 2.21%), 5/15/67 (u) (v)	6,215	5,425,282
Western Midstream Operating LP, 4.75%, 8/15/28 (r)	5,000	5,451,425
Total Oil Gas Transportation & Distribution		96,408,231
Real Estate - 3.9%
EPR Properties, 3.75%, 8/15/29 (c)	4,990	5,142,760
Global Net Lease, Inc., 3.75%, 12/15/27 (e)	2,510	2,490,951
Iron Mountain, Inc., 4.88%, 9/15/29 (c) (e)	4,750	4,975,625
iStar, Inc., 5.50%, 2/15/26 (c)	8,255	8,626,475
RLJ Lodging Trust LP, 3.75%, 7/1/26 (c) (e)	5,045	5,070,225
Service Properties Trust, 4.95%, 10/1/29	2,555	2,491,125
Starwood Property Trust, Inc., 4.75%, 3/15/25 (c) (r)	8,700	9,156,750
Total Real Estate		37,953,911
Telecommunication Services - 5.8%
Altice France SA, 5.50%, 1/15/28 (c) (e) (u)	5,800	5,854,549
Cablevision Lightpath LLC, 5.63%, 9/15/28 (e) (r)	5,025	5,043,216
Cogent Communications Group, Inc., 3.50%, 5/1/26 (e) (r)	3,390	3,436,612
Consolidated Communications, Inc., 6.50%, 10/1/28 (c) (e)	4,895	5,317,194
Frontier Communications Holdings LLC, 5.00%, 5/1/28 (e) (r)	2,440	2,562,000
Level 3 Financing, Inc., 4.63%, 9/15/27 (c) (e)	9,500	9,773,600
SBA Communications Corp., 3.88%, 2/15/27	2,375	2,461,094
T-Mobile USA, Inc., 3.50%, 4/15/31 (r)	3,129	3,299,952
T-Mobile USA, Inc., 4.75%, 2/1/28 (c)	10,760	11,432,500
Vodafone Group PLC, 7.00% (5 Year Swap Rate USD + 4.87%), 4/4/79 (u) (v)	875	1,070,237
Windstream Escrow LLC, 7.75%, 8/15/28 (e)	3,465	3,619,019
Zayo Group Holdings, Inc., 4.00%, 3/1/27 (e) (r)	2,300	2,289,029
Total Telecommunication Services		56,159,002
Utility - 4.5%
Atlantica Sustainable Infrastructure PLC, 4.13%, 6/15/28 (c) (e) (u)	4,845	5,007,307
Calpine Corp., 5.13%, 3/15/28 (e) (r)	7,405	7,499,296
CenterPoint Energy, Inc., 6.13% (Fixed until 9/1/23, then 3 Month LIBOR USD + 3.27%), Perpetual (v)	580	614,800
Clearway Energy Operating LLC, 3.75%, 2/15/31 (e)	3,297	3,305,242
CMS Energy Corp., 4.75% (5 Year U.S. Treasury Yield Curve + 4.12%), 6/1/50 (v)	940	1,057,415
Dominion Energy, Inc., 4.65% (Fixed until 12/15/24, then 5 Year U.S. Treasury Yield Curve + 2.99%), Perpetual (v)	635	680,276
Duke Energy Corp., 4.88% (Fixed until 9/16/24, then 5 Year U.S. Treasury Yield Curve + 3.39%), Perpetual (v)	610	651,938
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 6/15/76 (c) (u) (r) (v)	7,050	8,382,521
NextEra Energy Capital Holdings, Inc., 2.24% (3 Month LIBOR USD + 2.13%), 6/15/67 (c) (v)	2,464	2,340,769
NRG Energy, Inc., 3.63%, 2/15/31 (e) (r)	2,393	2,350,524
NRG Energy, Inc., 6.63%, 1/15/27 (r)	2,373	2,458,310
Pattern Energy Operations LP, 4.50%, 8/15/28 (c) (e) (r)	3,500	3,648,750
PPL Capital Funding, Inc., 2.80% (3 Month LIBOR USD + 2.67%), 3/30/67 (v)	900	868,383
Sempra Energy, 4.88% (Fixed until 10/15/25, then 5 Year U.S. Treasury Yield Curve + 4.55%), Perpetual (c) (v)	3,240	3,515,400
WEC Energy Group, Inc., 2.24% (3 Month LIBOR USD + 2.11%), 5/15/67 (v)	675	635,546
Total Utility		43,016,477
Total CORPORATE CREDIT
(Cost $466,653,940)		486,830,907
Term Loans - 2.8%
Buckeye Partners LP, 2.33%, 11/2/26 (Acquired 10/16/19, Cost $1,960,262) (p) (t)	1,970	1,959,553
Frontier Communications Holdings LLC, 4.50%, (1 Month LIBOR + 3.75%) , 10/8/21 (Acquired 11/20/20, Cost $4,987,712) (p) (t) (v)	4,988	4,976,577
GCI LLC, 3.50%, (1 Month LIBOR + 0.75%), 9/24/25 (Acquired 7/6/21, Cost $5,012,500) (p) (t) (v)	5,000	4,990,650
GIP II Blue Holding LP, 5.50%, (1 Month LIBOR + 1.00%), 9/22/28 (Acquired 9/22/21-9/23/21, Cost $8,020,000) (p) (t)(v)	8,000	7,985,040
Pacific Gas and Electric Co., 2.33%, (1 Month LIBOR + 2.25%), 6/23/25 (Acquired 2/3/21, Cost $2,493,637) (p) (t) (v)	2,481	2,436,966
Vistra Energy Corp., 0.00%, 12/31/25 (Acquired 10/7/16, Cost $50) (p) (t)	26	343
Zayo Group Holdings, Inc., 3.08%, (1 Month LIBOR + 3.00%), 3/9/27 (Acquired 2/21/20-2/24/20, Cost $4,450,197) (p) (t) (v)	4,454	4,412,392
Total Term Loans
(Cost $26,922,623)		26,761,521

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.1%
Oil Gas Transportation & Distribution - 1.1%
Targa Resources Corp., Series A, 9.50% (Acquired 05/06/21, Cost $10,600,000) (p)	10,000	$10,809,573
Total CONVERTIBLE PREFERRED STOCKS
(Cost $10,600,000)		10,809,573
PREFERRED STOCKS - 0.5%
Oil Gas Transportation & Distribution - 0.3%
Crestwood Equity Partners LP, 9.25% (c)	107,900	1,077,921
Global Partners LP, Series B, 9.50% (c)	23,600	623,040
NuStar Energy LP, Series B, 7.63%% (Fixed until 6/15/22, then 3 Month LIBOR USD + 5.64%) (c) (v)	39,000	829,530
Total Oil Gas Transportation & Distribution		2,530,491
Pipelines - 0.0%
Enbridge, Inc., Series B, 6.38% (3 Month LIBOR USD + 3.59%) (c) (u) (v)	15,600	413,712
Telecommunication Services - 0.1%
AT&T, Inc., Series C, 4.75% (c)	19,500	514,215
Utility - 0.1%
SCE Trust V, Series K, 5.45% (Fixed until 3/15/26, then 3 Month LIBOR USD + 3.79%) (c) (v)	40,700	1,029,710
Total PREFERRED STOCKS
(Cost $4,128,912)		4,488,128
COMMON STOCKS - 42.7%
Airports - 1.6%
Fraport AG Frankfurt Airport Services Worldwide (c) (u)	82,800	5,732,625
Grupo Aeroportuario del Pacifico SAB de CV (c) (u)	501,426	5,830,111
Hainan Meilan International Airport Company Ltd. (n) (u)	304,841	1,278,046
Sydney Airport (c) (n) (u)	458,778	2,694,331
Total Airports		15,535,113
Clean Power - 0.2%
Fortis, Inc. (u)	11,500	510,173
Mercury NZ Ltd. (u)	99,700	445,899
Terna - Rete Elettrica Nazionale (u)	105,400	748,001
Total Clean Power		1,704,073
Clean Technology - 0.2%
Bloom Energy Corp. (n)	20,600	385,632
Itron, Inc. (n)	6,400	484,032
Nexans SA (u)	6,800	634,057
Total Clean Technology		1,503,721
Communications - 1.4%
Crown Castle International Corp. (c)	62,800	10,884,496
SBA Communications Corp. (c)	8,100	2,677,617
Total Communications		13,562,113
Communications Infrastructure - 0.2%
Infrastrutture Wireless Italiane SpA (c) (e) (u)	217,696	2,424,697
Datacenters - 0.3%
CyrusOne, Inc. (c)	32,480	2,514,277
Diversified - 1.4%
City Developments Ltd. (u)	173,496	878,075
Hufvudstaden AB (c) (u)	95,478	1,425,969
Merlin Properties Socimi SA (c) (u)	359,427	3,686,340
Sun Hung Kai Properties Ltd. (u)	235,999	2,946,764
Swire Properties Ltd. (u)	833,275	2,081,704
The GPT Group (u)	701,700	2,527,458
Total Diversified		13,546,310
Electricity Transmission & Distribution - 3.4%
CenterPoint Energy, Inc. (c)	223,900	5,507,940
Eversource Energy	9,000	735,840
National Grid PLC (c) (u)	904,616	10,779,151
PG&E Corp. (c) (n)	781,524	7,502,630
Sempra Energy (c)	65,183	8,245,650
Total Electricity Transmission & Distribution		32,771,211
Gas Utilities - 0.9%
China Gas Holdings Ltd. (u)	1,124,660	3,321,619
NiSource, Inc. (c)	208,311	5,047,376
Total Gas Utilities		8,368,995
Healthcare - 0.9%
Healthpeak Properties, Inc. (c)	77,800	2,604,744
Physicians Realty Trust (c)	73,900	1,302,118
Welltower, Inc. (c)	59,935	4,938,644
Total Healthcare		8,845,506
Hotel - 1.3%
Accor SA (c) (u)	39,278	1,400,540
Invincible Investment Corp. (c) (u)	4,333	1,697,544
Japan Hotel REIT Investment Corp. (c) (u)	3,242	1,946,240
Melia Hotels International SA (c) (u)	142,139	1,055,533
Park Hotels & Resorts, Inc. (c) (n)	210,566	4,030,233
Pebblebrook Hotel Trust (c)	109,847	2,461,671
Total Hotel		12,591,761
Industrial - 1.5%
Americold Realty Trust (c)	77,429	2,249,313
LaSalle Logiport REIT (u)	833	1,403,365
Mitsui Fudosan Logistics Park, Inc. (c) (u)	337	1,786,513
Prologis, Inc. (c)	62,375	7,823,696
Tritax EuroBox PLC (c) (e) (u)	1,036,509	1,578,149
Total Industrial		14,841,036
Manufactured Homes - 0.2%
Sun Communities, Inc. (c)	10,396	1,924,300
Midstream - 3.0%
Cheniere Energy, Inc. (c) (n)	90,662	8,854,957
Equitrans Midstream Corp. (c)	197,715	2,004,830
Keyera Corp. (c) (u)	134,370	3,380,998
ONEOK, Inc. (c)	102,000	5,914,980
Targa Resources Corp. (c)	142,494	7,012,130
The Williams Companies, Inc. (c)	64,505	1,673,260
Total Midstream		28,841,155
Net Lease - 1.0%
Agree Realty Corp. (c)	28,992	1,920,140
EPR Properties (c) (n)	49,000	2,419,620
VICI Properties, Inc. (c)	111,323	3,162,687
WP Carey, Inc. (c)	24,000	1,752,960
Total Net Lease		9,255,407
Office - 2.4%
Alexandria Real Estate Equities, Inc.	6,700	1,280,169
Allied Properties Real Estate Investment Trust (c) (u)	62,041	1,970,069
Covivio (c) (u)	35,486	2,982,130
Derwent London PLC (c) (u)	40,389	1,871,420
Dexus (c) (u)	179,850	1,384,234
Douglas Emmett, Inc. (c)	41,878	1,323,764
Gecina SA (c) (u)	26,529	3,569,102
Highwoods Properties, Inc. (c)	89,850	3,940,821
Mitsui Fudosan Company Ltd. (c) (u)	151,413	3,596,799
SL Green Realty Corp. (c)	19,874	1,407,874
Total Office		23,326,382
Pipeline (MLP) - 1.1%
Energy Transfer LP (c)	181,503	1,738,799
Enterprise Products Partners LP (c)	76,977	1,665,782
MPLX LP (c)	59,022	1,680,356
Phillips 66 Partners LP (c)	47,143	1,690,077
Plains All American Pipeline LP (c)	175,009	1,779,842
Thunderbird Resources Equity, Inc. (f) (n)	11	11
Western Midstream Partners LP (c)	81,776	1,714,025
Total Pipeline (MLP)		10,268,892
Pipelines - 1.8%
Enbridge, Inc. (c) (u)	281,383	11,210,000
Enbridge, Inc. (u)	43,410	1,727,718
Kinder Morgan, Inc. (c)	104,164	1,742,664
Plains GP Holdings LP (c)	239,000	2,575,225
Total Pipelines		17,255,607
Rail - 3.0%
Canadian Pacific Railway Ltd. (c) (u)	84,800	5,537,508
CSX Corp. (c)	242,400	7,208,976
East Japan Railway Co. (c) (u)	81,900	5,788,133
MTR Corporation Ltd. (u)	745,088	4,010,005
Rumo SA (c) (n) (u)	1,085,896	3,355,944
West Japan Railway Co (u)	52,479	2,637,965
Total Rail		28,538,531
Renewables/Electric Generation - 8.4%
American Electric Power Company, Inc. (c)	77,600	6,299,568
CMS Energy Corp. (c)	84,873	5,069,464
Dominion Energy, Inc.	146,300	10,682,826
Engie SA (c) (u)	322,300	4,216,700
Entergy Corp. (c)	57,755	5,735,649
Evergy, Inc. (c)	78,400	4,876,480
FirstEnergy Corp. (c)	234,000	8,335,080
Hera SpA (c) (u)	898,300	3,662,378
NextEra Energy Partners LP	6,700	504,912
NextEra Energy, Inc. (c)	224,000	17,588,480
RWE AG (c) (u)	92,685	3,268,838
SSE PLC (c) (u)	242,500	5,105,871
Veolia Environnement SA (u)	138,800	4,241,128
Vistra Corp. (c)	25,848	442,001
Xcel Energy, Inc.	9,800	612,500
Total Renewables/Electric Generation		80,641,875
Residential - 2.0%
American Homes 4 Rent (c)	38,701	1,475,282
Camden Property Trust (c)	11,966	1,764,626
Essex Property Trust, Inc. (c)	14,399	4,603,936
InterRent Real Estate Investment Trust (c) (u)	174,136	2,300,091
Invitation Homes, Inc. (c)	95,312	3,653,309
Mid-America Apartment Communities, Inc. (c)	20,895	3,902,141
The UNITE Group PLC (c) (u)	116,015	1,696,690
Total Residential		19,396,075
Retail - 2.3%
Capital & Counties Properties PLC (c) (n) (u)	868,151	1,929,108
CapitaLand Integrated Commercial Trust (u)	955,483	1,422,770
Federal Realty Investment Trust (c)	12,611	1,487,972
Frontier Real Estate Investment Corp. (c) (u)	381	1,669,803
Hammerson PLC (c) (u)	4,569,462	1,971,684
Regency Centers Corp. (c)	13,808	929,693
Shaftesbury PLC (c) (u)	232,988	1,902,123
Simon Property Group, Inc. (c)	38,195	4,964,204
Unibail-Rodamco-Westfield (c) (n) (u)	39,909	2,937,318
Wharf Real Estate Investment Company Ltd. (u)	580,226	2,981,137
Total Retail		22,195,812
Self Storage - 0.1%
Extra Space Storage, Inc.	3,900	655,161
National Storage REIT (u)	406,400	666,933
Total Self Storage		1,322,094
Specialty - 0.1%
Outfront Media, Inc. (c) (n)	56,995	1,436,274
Toll Roads - 2.2%
Atlantia SpA (c) (u)	342,678	6,466,889
Ferrovial SA (c) (u)	137,932	4,026,040
Getlink SE (c) (u)	203,300	3,175,870
Promotora y Operadora de Infraestructura SAB de CV (u)	79,685	550,729
Transurban Group (c) (u)	666,695	6,719,280
Transurban Group (n) (u)	74,077	696,202
Total Toll Roads		21,635,010
Water - 0.5%
Aguas Andinas SA (u)	8,873,261	1,779,681
Essential Utilities, Inc.	13,700	631,296
Guangdong Investment Ltd. (u)	1,626,100	2,121,941
Total Water		4,532,918
Water Sustainability - 0.2%
American Water Works Company, Inc. (c)	6,700	1,132,568
Xylem, Inc.	3,600	445,248
Total Water Sustainability		1,577,816
Wind & Solar - 1.1%
Atlantica Sustainable Infrastructure PLC (u)	30,800	1,062,908
Azure Power Global Ltd (n) (u)	16,000	352,000
Boralex, Inc. (u)	13,000	383,862
China Longyuan Power Group Corporation Ltd. (u)	157,800	387,211
Clearway Energy, Inc.	19,800	558,360
Corp ACCIONA Energias Renovables SA (n) (u)	15,300	502,084
EDP Renovaveis SA (u)	16,700	414,357
Enel SpA (u)	120,600	925,628
Enphase Energy, Inc. (n)	4,700	704,859
Greencoat Renewables PLC (u)	476,635	639,065
Iberdrola SA (c) (u)	103,900	1,045,276
Neoen SA (e) (n) (u)	7,600	306,257
Omega Geracao SA (n) (u)	79,600	467,010
Orsted AS (e) (u)	8,400	1,107,243
Solarpack Corp. Tecnologica SA (n) (u)	1,951	59,452
Sunrun, Inc. (n)	16,600	730,400
Vestas Wind Systems A/S (n) (u)	19,700	790,326
Total Wind & Solar		10,436,298
Total COMMON STOCKS
(Cost $370,760,777)		410,793,259
MONEY MARKET FUND - 2.3%
First American Treasury Obligations Fund, Class X, 0.01% (y)	22,450,663	22,450,663
Total MONEY MARKET FUND
(Cost $22,450,663)		22,450,663
RIGHTS - 0.0%
Renewables/Electric Generation - 0.0%
Veolia Environnement SA (n) (u)	137,700	–
Total RIGHTS		–
(Cost $172,683)
Total Investments - 142.3%
(Cost $1,324,952,202)		1,371,090,779
Liabilities in Excess of Other Assets - (42.3)%		(407,677,730)
TOTAL NET ASSETS - 100.0%		$963,413,049

USD - United States Dollar
GBP - British Pound Sterling
EURIBOR - Euro Interbank Offered Rate
LIBOR - London Interbank Offered Rate
SONIA - Sterling Overnight Index Average
LLC - Limited Liability Company
LP - Limited Partnership
MLP - Master Limited Partnership
(c) - All or a portion of this security is pledged as collateral for credit facility. As of September 30, 2021, the total value of the collateral was $505,086,093.
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2021, the total value of all such securities was $527,707,754 or 54.8% of net assets

(f) - Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of September 30, 2021, the total value of all such securities was $18,337,996 or 1.9% of net assets. These securities are characterized as a Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(i) - Security is an inverse floating rate bond. Reference interest rates are typically based on a negative multiplier or slope.
(m) - Mezzanine Loans are direct origination loans. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.  As of September 30, 2021, the total value of all such securities was $15,386,559 or 1.6% of net assets

(n) - Non-income producing security.
(p) - Restricted security. Purchased in a private placement transaction; resale to the public may require registration. As of September 30, 2021, the total value of all such securities was $40,522,520 or 4.2% of net assets.

(r) - Portion or entire principal amount delivered as collateral for reverse repurchase agreements. As of September 30, 2021, the total value of the collateral was $144,509,689.
(s) - Security is a “step up” bond where the coupon increases or steps up at a predetermined date. Interest rate shown is the rate in effect as of September 30, 2021.
(t) - Term loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of term loans may be substantially less than the stated maturities shown.
(u) - Foreign security or a U.S. security of a foreign company.
(v) - Variable rate security – Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(y) - The rate quoted is the annualized seven-day yield as of September 30, 2021.

Forward Currency Contracts:

All forward currency contracts were entered into with State Street Bank & Trust Company as the counterparty. As of September 30, 2021, the following forward currency contracts were outstanding:

Settlement Date	Currency to be Delivered		U.S. $ Value at September 30, 2021	Currency to be Received		U.S $ Value at September 30, 2021	Unrealized Appreciation (Depreciation)
10/20/2021	4,850,600	Euros	$5,620,884	5,741,173	U.S. Dollars	$5,741,173	$121,289
10/20/2021	1,760,641	U.S. Dollars	1,760,641	1,267,841	British Pounds	1,708,333	(52,308)
10/20/2021	4,762,912	British Pounds	6,417,714	6,531,042	U.S. Dollars	6,531,042	113,328
					Total		$182,309
Financial Futures Contracts:

As of September 30, 2021, the following futures contracts were outstanding:

Short:

Contracts	Type	Expiration Date	Value at September 30, 2021	Unrealized Appreciation
(165)	10 Year U.S. Treasury Note	December 2021	$(21,715,547)	$318,991
			$(21,715,547)	$318,991

The average quarterly notional value of futures contracts outstanding during the nine months ended September 30, 2021 was $16,360,137, which represents the volume of activity during the period.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2021:

	Level 1	Level 2	Level 3	Total
U.S. Government & Agency Obligations	$-	$2,034,160	$-	$2,034,160
Securitized Credit	-	388,584,583	18,337,985	406,922,568
Corporate Credit	-	486,830,907	-	486,830,907
Term Loans	-	26,761,521	-	26,761,521
Convertible Preferred Stocks	-	10,809,573	-	10,809,573
Preferred Stocks	4,488,128	-	-	4,488,128
Common Stocks	269,969,090	140,824,158	11	410,793,259
Money Market Fund	22,450,663	-	-	22,450,663
Total Investments	$296,907,881	$1,055,844,902	$18,337,996	$1,371,090,779

Total Other Financial Instruments(1)	Level 1	Level 2	Level 3	Total
Forward currency contracts	$-	$182,309	$-	$182,309
Futures contracts	-	318,991	-	318,991
	$-	$501,300	$-	$501,300

(1) Other financial instruments include forward currency contracts and futures contracts which are reflected at the net unrealized appreciation on the instruments.

The fair value of the Fund’s credit facility and reverse repurchase agreements, which qualify as financial instruments under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 Disclosures about Fair Values of Financial Instruments, approximates the carrying amounts of $300,000,000 for the credit facility and $111,837,454 for the reverse repurchase agreements presented herein.  As of September 30, 2021, these financial instruments are categorized as a Level 2 within the disclosure hierarchy.

The table below shows the significant unobservable valuation inputs that were used by the Adviser’s Valuation Committee to fair value these Level 3 investments as of September 30, 2021.

	Quantitative Information about Level 3 Fair Value Measurements
	Value as of September 30, 2021	Valuation Approach	Valuation Technique	Unobservable Input	Amount or Range/ (Weighted Average)	Impact to Valuation from an Increase in Input (1)

Securitized Credit
Class B Notes	$2,951,426	Income Approach	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.5%-20.6% (15.8)%	Decrease

Commercial Real Estate	15,386,559	Asset-Based Approach	Model Price	Purchase Price	—	Increase

Common Stocks
Thunderbird Resources Equity, Inc.	11	Asset-Based Approach	Analysis of Enterprise Value	Enterprise Value	$1	Decrease

Total	$18,337,996

(1) The impact represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input.  A decrease to the unobservable input would have the opposite effect.  Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Securitized Credit	Corporate Credit	Common Stocks	Total
Balance as of December 31, 2020	$2,959,851	$825	$11	$2,960,687
Accrued discounts (premiums)	17,837	-	-	17,837
Realized gain (loss)	-	1,179	-	1,179
Change in unrealized appreciation (depreciation)	148,102	(825)	-	147,277
Purchases at cost	15,235,468	-	-	15,235,468
Sales proceeds	(23,273)	(1,179)	-	(24,452)
Balance as of September 30, 2021	$18,337,985	$-	$11	$18,337,996
Change in unrealized gains or losses relating to assets still held at the reporting	$148,102	$-	$-	$148,102

For further information regarding the security characteristics of the Fund, see the Schedule of Investments.

Credit facility: The Fund has established a line of credit with BNP Paribas for investment purposes subject to the limitations of the 1940 Act for borrowings by registered investment companies. The Fund pays interest in the amount of 0.70% plus the 3-month London Interbank Offered Rate (“LIBOR”) on the amount of eligible equity securities outstanding, and 0.80% plus the 3-month LIBOR on the amount of other eligible securities outstanding.  As of September 30, 2021, the Fund had outstanding borrowings of $300,000,000. For the nine months ended September 30, 2021, the Fund borrowed an average daily balance of $272,871,795 at a weighted average borrowing cost of 0.91%, and the interest expense amounted to $1,848,798. As of September 30, 2021, the total value of the collateral was $505,086,093.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date.  The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2021, the Fund had the following reverse repurchase agreements outstanding:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable For Reverse Repurchase Agreements
JPMorgan Chase	0.30%	8/6/2021	10/5/2021	$825,052	$825,437
JPMorgan Chase	0.33	8/4/2021	10/5/2021	11,222,663	11,228,541
JPMorgan Chase	0.33	8/6/2021	10/5/2021	398,073	398,277
JPMorgan Chase	0.33	9/8/2021	12/9/2021	1,823,645	1,824,024
JPMorgan Chase	0.35	8/4/2021	10/5/2021	5,774,362	5,777,618
JPMorgan Chase	0.35	8/24/2021	10/5/2021	1,833,143	1,833,820
JPMorgan Chase	0.35	9/8/2021	12/9/2021	6,091,868	6,093,229
JPMorgan Chase	0.35	9/16/2021	12/9/2021	2,782,779	2,783,185
JPMorgan Chase	0.40	8/4/2021	10/5/2021	9,107,067	9,112,936
JPMorgan Chase	0.40	9/8/2021	12/9/2021	15,451,311	15,455,260
JPMorgan Chase	0.40	9/16/2021	12/9/2021	784,688	784,818
JPMorgan Chase	0.40	9/24/2021	12/9/2021	10,946,689	10,947,541
JPMorgan Chase	0.45	8/4/2021	10/5/2021	15,042,116	15,053,021
JPMorgan Chase	0.45	9/8/2021	12/9/2021	860,240	860,487
JPMorgan Chase	0.46	9/8/2021	12/9/2021	5,108,025	5,109,526
JPMorgan Chase	0.33	9/8/2021	12/9/2021	784,500	784,663
JPMorgan Chase	0.35	9/8/2021	12/9/2021	4,024,988	4,025,888
JPMorgan Chase	0.40	8/4/2021	10/5/2021	1,942,277	1,943,529
JPMorgan Chase	0.40	9/16/2021	12/9/2021	2,701,752	2,702,203
JPMorgan Chase	0.40	9/24/2021	12/9/2021	1,823,216	1,823,358
RBC Capital Markets	0.77	9/3/2021	12/3/2021	8,944,000	8,949,349
RBC Capital Markets	0.77	7/12/2021	10/12/2021	3,565,000	3,571,168
Total				$111,837,454	$111,887,878

(1)
The average daily balance of reverse repurchase agreements outstanding for the Fund during the nine months ended September 30, 2021 was $106,908,407 at a weighted average daily interest rate of 0.47%, and the interest expense amounted to $377,208.  As of September 30, 2021, the total value of the collateral was $144,509,689.

The following is a summary of the reverse repurchase agreements by the type of collateral and the remaining contractual maturity of the agreements:

	Overnight and Continuous	Up to 30 Days	30 to 90 Days	Greater Than 90 Days	Total
Corporate Credit	$-	$49,709,753	$62,127,701	$-	$111,837,454
Total	$-	$49,709,753	$62,127,701	$-	$111,837,454